Expense Example - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - Fidelity Agricultural Productivity Fund - Fidelity Agricultural Productivity Fund
Jul. 30, 2024 USD ($)
Expense Example:
1 year	$ 97
3 years	306
5 years	534
10 years	$ 1,187